Other income (expense), net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Other Income and Expenses [Abstract]
Other income (expense), net	$ (34,777)	$ (45,009)	$ (17,252)